Statement of Operations - Details (Tables)	12 Months Ended
Mar. 31, 2019
Statement of Operations - Details [Abstract]
Schedule of operations details
	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Revenues
Crowdfunding	$483,960	$1,074,101	$883,209
Incubation Service	2,260,376	3,197,865	2,707,008
Procurement Services	12,893	6,763	-
Total	2,757,229	4,278,729	3,590,217

Operating Expenses
Professional fees	410,746	1,329,279	529,759
Wages and benefits	1,261,940	1,691,204	310,680
Travel expenses	111,945	203,701	72,953
Depreciation and amortization	101,929	20,174	21,295
Data services	56,169	127,355	316,986
Rent expense	505,798	308,238	114,096
Advertising	931	19,769	8,808
Business taxes and surcharges	223	10,168	14,873
Meals & entertainment	156,941	117,874	-
Other	1,267,647	66,926	37,012
Write off of leasehold improvements as selling and marketing expenses	1,043,102	-	-
Impairment loss on investments	74,507	-	148,607
Total	$4,991,878	$3,894,688	$1,575,069